Organization, Nature of Business and Basis of Presentation (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Retained Earnings (Accumulated Deficit)	$ 14,135,185		$ 13,992,238	$ 14,184,160
Net income (loss)	(142,947)	(54,033)	191,922	(6,532,289)
Net Cash Provided By (Used In) Operating Activities	177,384	41,748	(95,838)	1,968,462
Other Liabilities, Noncurrent				359,338
Deferred income tax liability			0	350,000
Operating Income (Loss)	(123,404)	(13,645)	363,685	(6,652,693)
Total stockholders' equity (deficiency)	227,373		314,180	(434,564)	5,821,942
Capital Lease Obligations			714,506
Taag [Member]
Working Capital Deficit	1,340,000		1,200,000
Taxes Payable	325,000		420,000
Line of Credit Facility, Amount Outstanding	335,000		50,000
Payments to Acquire Loans Receivable			1,009,115
Intangible Assets, Net (Excluding Goodwill)				617,757
Impairment loss related to the acquisition			0	1,602,638
Other Liabilities, Noncurrent				359,338
Deferred income tax liability				350,000
Operating Income (Loss)	34,243		335,272
Capital Lease Obligations			50,000
Goodwill				$ 1,344,219